CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit Retained Earnings
Balance, shares at Jun. 30, 2019		1,513,914	19,802
Balance, amount at Jun. 30, 2019	$ 6,340,700	$ 75,700	$ 52,400	$ 2,592,700		$ 3,724,700
Net loss	(703,300)					(703,300)
Issuance of Common Stock and Warrants, net of issuance costs, shares		1,349,850
Issuance of Common Stock and Warrants, net of issuance costs, amount	6,004,400	$ 67,500		5,936,900
Stock options exercised, shares		17,301
Stock options exercised, amount	13,800	$ 900		12,900
Stock-based compensation	65,800			65,800
Unrealized holding gain on investment securities, net of tax	12,400
Balance, shares at Jun. 30, 2020		2,881,065	19,802
Balance, amount at Jun. 30, 2020	11,721,400	$ 144,100	$ 52,400	8,608,300		3,021,400
Net loss	(2,311,400)
Foreign currency translation adjustment	0
Unrealized holding gain on investment securities, net of tax	18,900
Balance, shares at Mar. 31, 2021		2,882,065	19,802
Balance, amount at Mar. 31, 2021	10,842,400	$ 144,200	$ 52,400	10,040,600		710,000
Balance, shares at Jun. 30, 2020		2,881,065	19,802
Balance, amount at Jun. 30, 2020	11,721,400	$ 144,100	$ 52,400	8,608,300		3,021,400
Net loss	(3,672,500)		0		$ 0	(3,672,500)
Issuance of Common Stock and Warrants, net of issuance costs, shares		3,595,880
Issuance of Common Stock and Warrants, net of issuance costs, amount	16,074,000	$ 179,800	0	15,894,200		0
Stock options exercised, shares		1,000
Stock options exercised, amount	3,100	$ 100	0	3,000		0
Stock-based compensation	2,108,000	0	0	2,108,000		0
Foreign currency translation adjustment	(9,200)	$ 0	$ 0	0	(9,200)	0
Unrealized holding gain on investment securities, net of tax	10,400
Balance, shares at Jun. 30, 2021		6,477,945	19,802
Balance, amount at Jun. 30, 2021	26,224,800	$ 324,000	$ 52,400	26,613,500	(9,200)	(651,100)
Balance, shares at Jul. 01, 2020		2,881,065	19,802
Balance, amount at Jul. 01, 2020	11,721,400	$ 144,100	$ 52,400	8,608,300		3,021,400
Net loss	(263,300)					(263,300)
Stock-based compensation	61,300			61,300
Balance, shares at Sep. 30, 2020		2,881,065	19,802
Balance, amount at Sep. 30, 2020	11,519,400	$ 144,100	$ 52,400	8,669,600		2,758,100
Net loss	(612,500)					(612,500)
Stock-based compensation	76,100			76,100
Balance, shares at Dec. 31, 2020		2,881,065	19,802
Balance, amount at Dec. 31, 2020	10,983,000	$ 144,100	$ 52,400	8,745,700		2,145,600
Net loss	(1,435,600)					(1,435,600)
Stock options exercised, shares		1,000
Stock options exercised, amount	3,000	$ 100		2,900
Stock-based compensation	1,292,000			1,292,000
Foreign currency translation adjustment	0
Balance, shares at Mar. 31, 2021		2,882,065	19,802
Balance, amount at Mar. 31, 2021	10,842,400	$ 144,200	$ 52,400	10,040,600		710,000
Balance, shares at Jun. 30, 2021		6,477,945	19,802
Balance, amount at Jun. 30, 2021	26,224,800	$ 324,000	$ 52,400	26,613,500	(9,200)	(651,100)
Net loss	(3,640,300)
Foreign currency translation adjustment	(90,500)
Unrealized holding gain on investment securities, net of tax	102,800
Balance, shares at Mar. 31, 2022		7,023,401	19,802
Balance, amount at Mar. 31, 2022	27,136,200	$ 351,200	$ 52,400	31,233,600	(104,800)	(4,291,400)
Balance, shares at Jul. 01, 2021		6,477,945	19,802
Balance, amount at Jul. 01, 2021	26,224,800	$ 324,000	$ 52,400	26,613,500	(9,200)	(651,100)
Net loss	(1,208,800)	0	0	0	0	(1,208,800)
Stock-based compensation	675,400	0	0	675,400	0	0
Foreign currency translation adjustment	34,100	0	0	0	34,100	0
Unrealized holding gain on investment securities, net of tax	2,200	$ 0	$ 0	0	2,200	0
Balance, shares at Sep. 30, 2021		6,477,945	19,802
Balance, amount at Sep. 30, 2021	25,727,700	$ 324,000	$ 52,400	27,288,900	27,100	(1,859,900)
Net loss	(896,500)	0	0	0	0	(896,500)
Stock-based compensation	591,000	0	0	591,000	0	0
Foreign currency translation adjustment	69,900	0	0	0	69,900	0
Unrealized holding gain on investment securities, net of tax	(2,600)	$ 0	$ 0	0	(2,600)	0
Balance, shares at Dec. 31, 2021		6,477,945	19,802
Balance, amount at Dec. 31, 2021	25,489,500	$ 324,000	$ 52,400	27,879,900	94,400	(2,756,400)
Net loss	(1,535,000)	$ 0	0	0	0	(1,535,000)
Issuance of Common Stock and Warrants, net of issuance costs, shares		545,456
Issuance of Common Stock and Warrants, net of issuance costs, amount	2,727,200	$ 27,200	0	2,700,000	0	0
Stock-based compensation	653,700	0	0	653,700	0	0
Foreign currency translation adjustment	(194,500)	0	0		(194,500)	0
Unrealized holding gain on investment securities, net of tax	(4,700)	$ 0	$ 0	0	(4,700)	0
Balance, shares at Mar. 31, 2022		7,023,401	19,802
Balance, amount at Mar. 31, 2022	$ 27,136,200	$ 351,200	$ 52,400	$ 31,233,600	$ (104,800)	$ (4,291,400)